Operating Segments and Geographical Information - Schedule of Segment Information (Details) - Operating Segments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Information [Line Items]
Revenues from external customers	$ 103,527	$ 77,980
Intersegment revenues	2,134	2,057
Cost of revenue	71,718	55,992
Depreciation and amortization	2,068	2,047
Gross profit (loss)	29,741	19,941
Aeronautics [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	41,380	33,829
Intersegment revenues	2,010	2,057
Cost of revenue	22,858	21,246
Depreciation and amortization	970	1,030
Gross profit (loss)	17,552	11,553
Architecture [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	13,173	12,613
Intersegment revenues	116
Cost of revenue	8,565	8,498
Depreciation and amortization	196	177
Gross profit (loss)	4,412	3,938
Automotive [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	3,333	1,835
Intersegment revenues	8
Cost of revenue	3,883	1,967
Depreciation and amortization	58
Gross profit (loss)	(608)	(132)
Safety tech [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	45,641	29,703
Intersegment revenues
Cost of revenue	36,412	24,281
Depreciation and amortization	844	840
Gross profit (loss)	$ 8,385	$ 4,582